UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2007

Item 1:               Report to Stockholders.

2007

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

Global Equity Fund

Developing Local Markets Fund

For the six-month period ended June 30, 2007

Lord Abbett Global Fund
Semiannual Report

For the six-month period ended June 30, 2007

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Lord Abbett Global Equity Fund and the Lord Abbett Developing Local Markets Fund (formerly the Lord Abbett Global Income Fund) for the six-month period ended June 30, 2007. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries of the Funds' portfolio managers.

General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in Lord Abbett Insights, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 888-522-2388 and speak to one of our professionals if you would like more information.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Q: What were the overall market conditions during the six-month period ended June 30, 2007?

A: International equity markets posted solid returns during the six-month period ended June 30, 2007. The MSCI World Index with Net Dividends,1 primarily a large company index, rose 9.2% (in U.S. dollar terms). Developed markets, led by Europe, had a strong six months, with double-digit returns posted by most developed market indexes. Emerging markets also performed well: the MSCI Emerging Market Index2 returned (in U.S. dollar terms), gross and net, 17.8% and 17.6%, respectively, over the period.

For the most part, these gains have paralleled the strong showing of 2006 – an impressive performance when considered against the backdrop of oil prices that hover at the $70 level and the accelerating trend toward higher interest rates, with the Bank of England, the European Central Bank, and the central bank in New Zealand, among others, announcing rate hikes. The Bank of Japan also said it was ready to move away from its essentially zero-interest rate policy of recent years. Meanwhile, Europe's economic expansion continued, and India and China continued to grow rapidly. China's stock gains came despite an effort by the government to slow activity by imposing higher taxes on trading.

Foreign currencies continued to gain strength against the U.S. dollar, which has fallen to record lows against the euro and multi-decade lows against the British pound and the Canadian, Australian, and New Zealand dollars. The U.S. dollar, in fact, as measured by the U.S. Federal Reserve's trade-weighted index against leading currencies, has fallen below a support level that had held for 30 years.

Lord Abbett Global Equity Fund

Q: How did the Global Equity Fund perform during the six-month period ended June 30, 2007?

A: The Fund returned 9.4%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the MSCI World Index with Gross Dividends,3 which returned 9.5% over the same period.

Q: What were the most significant factors affecting performance?

A: The greatest detractors from the Fund's relative performance were the consumer discretionary sector and the industrials sector, followed by the energy sector.

Among the individual holdings that detracted from performance were two consumer discretionary holdings: Sports Direct International, a U.K. retailer of sports apparel products, and Nissan Motor Co., Ltd., a Japanese manufacturer of automobiles, light trucks and related parts; and three financials holdings: British Land Co. plc, an investor in income-producing and freehold commercial properties; Kazkommertsbank, a commercial bank in Kazakhstan; and Sumitomo Mitsui Financial Group, Inc., a Japanese provider of commercial banking and a variety of financial services.

The greatest contributors to the Fund's performance relative to its benchmark for the six-month period were the financials sector and the healthcare sector, followed by the consumer staples sector.

Among the individual holdings that contributed to performance were financials holding National Bank of Greece S.A., an international provider of retail and corporate banking services; consumer staples holding Altadis, S.A., a Spanish manufacturer of tobacco products; industrials company Siemens AB, a German manufacturer of a variety of industrial and consumer products; and two materials holdings: Alcan Inc., a Canadian-based multinational aluminum industry company, and Monsanto Co., a U.S. provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

Lord Abbett Developing Local Markets Fund

(Prior to June 29, 2007, the Lord Abbett Developing Local Markets Fund was known as the Lord Abbett Global Income Fund. Performance commentary in this report reflects the Fund's investment objective, investment strategy and benchmark prior to June 29, 2007, at which time the Fund adopted a new investment objective, investment strategy, and benchmark. Effective June 29, 2007, the Developing Local Markets Fund seeks high total return through investing primarily in instruments that provide investment exposure to the currencies of, and in fixed-income instruments denominated in the currencies of, developing markets. Developing markets include countries in Asia, Africa, the Middle East, Latin America, and Europe.)

Q: How did the Developing Local Markets Fund perform during the six-month period ended June 30, 2007?

A: The Fund returned -0.1%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Lehman Brothers Global Aggregate Bond Index,4 which returned 0.3% over the same period.

Q: What were the most significant factors affecting performance?

A: Detracting from performance relative to its benchmark was the portfolio's overweight position in mortgage-backed securities, particularly commercial mortgage-backed securities, which were negatively affected by the distress in the U.S. subprime mortgage market. Spreads between mortgages and U.S. Treasuries widened in the period.

Contributing to performance were the portfolio's holdings in Brazilian and Mexican bonds, both of which were bought and then sold during the period. In the currency market, the portfolio's underweight position in the U.S. dollar and overweight in euro and British pound added to performance as the Bank of England and the European Central Bank raised rates. Also helping performance was the portfolio's overweight position in long-term European bonds and an underweight position in intermediate-term bonds. An underweight position in investment-grade bonds aided performance as spreads between that sector and U.S. Treasuries widened.

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The MSCI World Index with Net Dividends is an unmanaged index that reflects the stock markets of 23 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars.

2  The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 2007, the MSCI Emerging Markets Index consisted of the following 25 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

3  The MSCI World Index with Gross Dividends is an unmanaged capitalization index representing the industry composition and a sampling of small, medium and large capitalization companies from global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East.

4  The Lehman Brothers Global Aggregate Bond Index is a broad-based measure of the global investment-grade, fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro/yen corporate bonds, Canadian government securities, and U.S. dollar investment-grade 144A securities.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' prospectuses.

During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Funds' returns would have been lower.

The views of the Funds' management and the portfolio holdings described in this report are as of June 30, 2007; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' prospectuses.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks including possible loss of principal amount invested.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 through June 30, 2007).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/07 – 6/30/07" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Global Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/07	6/30/07	1/1/07 - 6/30/07
Class A
Actual	$1,000.00	$1,094.20	$8.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.87	$8.00
Class B
Actual	$1,000.00	$1,091.00	$11.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.55	$11.23
Class C
Actual	$1,000.00	$1,090.80	$11.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.56	$11.23
Class Y
Actual	$1,000.00	$1,096.30	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	$6.26

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.60% for Class A, 2.25% for Classes B and C, and 1.25% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Consumer Discretionary	9.67%
Consumer Staples	12.54%
Energy	6.68%
Financials	19.13%
Health Care	9.79%
Industrials	11.68%
Information Technology	10.87%
Materials	7.25%
Telecommunication Services	5.20%
Utilities	4.72%
Short-Term Investment	2.47%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Developing Local Markets Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/07	6/30/07	1/1/07 – 6/30/07
Class A
Actual	$1,000.00	$998.70	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.35	$6.51
Class B
Actual	$1,000.00	$995.30	$9.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.11	$9.74
Class C
Actual	$1,000.00	$995.50	$9.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.12	$9.74
Class P
Actual	$1,000.00	$998.40	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.01	$6.85
Class Y
Actual	$1,000.00	$1,000.50	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.07	$4.76

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.37% for Class P and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2007

Sector*	%**
Agency	1.08%
Asset Backed	5.71%
Banking	3.16%
Consumer Cyclical	0.04%
Consumer Non-Cyclical	0.13%
Finance & Investment	2.55%
Government Guaranteed	0.46%
Media	0.77%
Sector*	%**
Mortgage Backed	9.68%
Services Non-Cyclical	0.22%
Technology & Electronics	0.05%
Telecommunications	2.43%
Utility	0.28%
Short-Term Investment	73.44%
Total	100.00%

  *  A sector may comprise several industries.
**  Represents percent of total investments.

Schedule of Investments (unaudited)

GLOBAL EQUITY FUND June 30, 2007

Investments	Shares	U.S. $ Value (000)
COMMON STOCKS 97.20%
Australia 1.63%
Boart Longyear Group*	349,200	$660
Downer EDI Ltd.	100,954	630
Oxiana Ltd.	150,750	451
Pan Australian Resources Ltd.*	401,000	211
Total		1,952
Belgium 1.57%
Delhaize Group	6,921	682
KBC Groupe NV	8,868	1,201
Total		1,883
Bermuda 0.25%
XL Capital Ltd. Class A	3,500	295
Brazil 1.16%
Companhia De Concessoes Rodovirias	26,200	482
Companhia Energetica De Minas Gerais	28,791	609
Rossi Residencial S.A.	14,100	299
Total		1,390
Canada 3.04%
Addax Petroleum Corp.	24,950	933
Alcan, Inc.	7,560	615
Aur Resources Inc.	17,200	512
Barrick Gold Corp.	17,906	520
OPTI Canada Inc.*	22,390	478
Teck Cominco Ltd. Class B	13,800	585
Total		3,643
China 0.59%
Yanzhou Coal Mining Co., Ltd.	465,000	710
Czech Republic 0.89%
CEZ AS	20,647	1,065

Investments	Shares	U.S. $ Value (000)
Egypt 0.66%
Orascom Telecom Holding (S.A.E.) GDR	12,200	$792
Finland 0.12%
Nokia Oyj ADR	5,300	149
France 2.84%
AXA	15,805	685
BNP Paribas S.A.	12,575	1,504
CGG Veritas*	1,960	493
Schneider Electric S.A.	5,155	726
Total		3,408
Germany 6.85%
Allianz AG Registered Shares	2,777	653
E. On AG	5,721	962
Fresenius Medical Care AG & Co. KGaA	16,029	741
Henkel KGaA	18,525	887
Hypo Real Estate Holding AG	6,579	428
Linde AG	9,870	1,192
Merck KGaA	7,849	1,084
SAP AG	13,009	670
Siemens AG	7,670	1,106
Symrise GmbH & Co. AG*	16,443	492
Total		8,215
Greece 2.32%
Folli-Follie S.A.	7,783	316
Hellenic Telecomn Organization S.A.	22,216	688
National Bank of Greece S.A.	30,961	1,777
Total		2,781
Hong Kong 1.28%
Agile Property Holdings Ltd.	482,000	631
China Unicom Ltd.	310,860	535

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND June 30, 2007

Investments	Shares	U.S. $ Value (000)
Hong Kong (continued)
Galaxy Entertainment Group Ltd.*	377,000	$368
Total		1,534
Indonesia 0.65%
Indosat tbk PT	1,090,500	785
Israel 0.27%
Teva Pharmaceutical Industries Ltd. ADR	7,730	319
Japan 7.88%
Capcom Co., Ltd.	21,000	392
Daiichi Sankyo Co., Ltd.	18,900	502
Don Quijote Co., Ltd.	38,200	766
East Japan Railway Co.	58	447
Jupiter Telecommunications Co., Ltd.*	465	385
Nippon Commercial Investment REIT	95	414
Nissan Motors Co., Ltd.	58,500	628
Nissin Food Products Co., Ltd.	12,632	424
Nitto Denko Corp.	12,600	637
NSK Ltd.	61,000	632
ORIX Corp.	3,004	792
Ricoh Co., Ltd.	38,600	893
Sumitomo Corp.	36,000	658
Sumitomo Mitsui Financial Group	81	757
THK Co., Ltd.	33,000	828
Tokyo Tatemono Co., Ltd.	23,000	287
Total		9,442
Kazakhstan 0.38%
Kazkommertsbank GDR*†	20,600	453

Investments	Shares	U.S. $ Value (000)
Mexico 0.45%
Corporación GEO, S.A. de C.V.*	42,200	$231
Desarrolladora Homex, S.A. de C.V. ADR*	5,100	309
Total		540
Netherlands 1.73%
ING Groep N.V. CVA	15,907	706
Koninklijke Ahold N.V.*	49,548	626
Schlumberger Ltd.	8,746	743
Total		2,075
Norway 1.28%
Electromagnetic Geo-Services ASA*	45,450	917
Petroleum Geo-Services ASA*	24,640	615
Total		1,532
South Korea 1.49%
Kookmin Bank	4,302	378
Pusan Bank	44,410	642
Samsung Electronics Co., Ltd.	1,252	767
Total		1,787
Russia 0.51%
VTB Bank OJSC GDR*†	55,800	613
South Africa 0.55%
MTN Group Ltd.	47,931	654
Switzerland 1.19%
Nestle S.A. Registered Shares	1,889	720
Novartis AG ADR	7,025	394
Novartis AG Registered Shares	5,606	317
Total		1,431

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND June 30, 2007

Investments	Shares	U.S. $ Value (000)
Taiwan 1.41%
Acer Inc.	322,000	$656
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	92,724	1,032
Total		1,688
United Kingdom 12.00%
Aegis Group plc	267,229	738
Aviva plc	66,620	995
BAE Systems plc	157,195	1,278
BlueBay Asset Management plc*	52,873	526
British American Tobacco plc	18,596	634
British Energy Group plc	52,418	569
Diageo plc ADR	7,037	586
easyJet plc*	30,000	316
Kesa Electricals plc	120,651	763
Prudential plc	42,338	607
Punch Taverns plc	27,964	691
Reckitt Benckiser plc	13,330	732
Reed Elsevier Group plc	61,873	803
Rio Tinto plc Spon ADR	1,660	508
Rolls-Royce Group plc*	46,935	508
Royal Bank of Scotland Group plc (The)	34,314	436
SABMiller plc	39,628	1,007
Sports Direct International plc	133,416	486
Tesco plc	27,754	233
Tullow Oil plc	83,751	821
Vodafone Group plc	340,893	1,149
Total		14,386
United States 44.21%
Abbott Laboratories	14,300	766
Activision, Inc.*	50,600	945
Advanced Micro Devices, Inc.*	8,100	116

Investments	Shares	U.S. $ Value (000)
Agilent Technologies, Inc.*	8,200	$315
American Express Co.	2,703	165
American International Group, Inc.	9,999	700
Amylin Pharmaceuticals, Inc.*	3,300	136
Anheuser-Busch Cos., Inc.	4,000	209
AT&T Inc.	31,710	1,316
Baker Hughes, Inc.	3,888	327
Bank of America Corp.	12,164	595
Bank of New York Co., Inc. (The)	20,570	852
Baxter International, Inc.	9,783	551
Best Buy Co., Inc.	8,200	383
Boeing Co. (The)	7,200	692
Bristol-Myers Squibb Co.	10,200	322
Campbell Soup Co.	11,100	431
Caterpillar Inc.	2,158	169
Celgene Corp.*	8,800	504
Chevron Corp.	8,171	688
Cisco Systems, Inc.*	21,500	599
Citigroup, Inc.	14,244	731
Coach, Inc.*	14,800	701
Coca-Cola Co. (The)	14,600	764
Colgate-Palmolive Co.	13,567	880
Comcast Corp. Class A*	30,537	854
ConocoPhillips	3,558	279
Corning, Inc.*	36,654	937
CVS Caremark Corp.	23,052	840
Dominion Resources, Inc.	6,100	526
DreamWorks Animation SKG, Inc.*	6,700	193
Electronic Arts Inc.*	10,100	478
Emerson Electric Co.	12,020	563
Express Scripts, Inc.*	11,600	580
ExxonMobil Corp.	16,342	1,371
FannieMae	5,700	372
FPL Group, Inc.	10,700	607
Freddie Mac	4,700	285

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

GLOBAL EQUITY FUND June 30, 2007

Investments	Shares	U.S. $ Value (000)
United States (continued)
Freeport-McMoRan Copper & Gold, Inc.	1,005	$83
GameStop Corp.*	22,600	884
General Dynamics Corp.	7,106	556
General Electric Co.	34,056	1,304
Genzyme Corp.*	6,500	419
Gilead Sciences, Inc.*	21,756	843
Hartford Financial Group, Inc. (The)	5,951	586
Hewlett-Packard Co.	9,890	441
Home Depot, Inc. (The)	600	24
Honeywell International, Inc.	6,058	341
ImClone Systems Inc.*	9,278	328
Intel Corp.	27,088	644
International Business Machines Corp.	3,600	379
Johnson & Johnson	6,760	417
JPMorgan Chase & Co.	10,223	495
Kellogg Co.	7,000	363
Kimberly-Clark Corp.	1,927	129
Kohl's Corp.*	7,700	547
Kraft Foods Inc. Class A	29,630	1,044
Kroger Co. (The)	30,263	851
Lockheed Martin Corp.	5,300	499
Macy's Inc.	7,200	286
Marshall & Ilsley Corp. (The)	1,000	48
Medco Health Solutions, Inc.*	4,217	329
Medtronic, Inc.	13,500	700
Merck & Co., Inc.	13,000	647
MetLife, Inc.	4,200	271
Microsoft Corp.	26,370	777
Monsanto Co.	20,350	1,374
Morgan Stanley	8,300	696
Newmont Mining Corp.	5,800	227
NVIDIA Corp.*	7,400	306

Investments	Shares	U.S. $ Value (000)
Oracle Corp.*	29,326	$578
PepsiCo, Inc.	8,239	534
Pfizer, Inc.	13,749	352
PG&E Corp.	12,413	562
PNC Financial Services Group, Inc. (The)	3,000	215
Polo Ralph Lauren Corp.	3,000	294
Praxair, Inc.	7,599	547
Procter & Gamble Co. (The)	23,690	1,450
Progress Energy, Inc.	7,051	321
QUALCOMM Inc.	21,196	920
Quest Diagnostics Inc.	4,326	223
Raytheon Co.	9,033	487
Southern Co. (The)	12,095	415
Sprint Nextel Corp.	4,840	100
St. Jude Medical, Inc.*	8,000	332
SunTrust Banks, Inc.	2,900	249
Symantec Corp.*	9,200	186
Target Corp.	9,800	623
Texas Instruments Inc.	13,061	491
Tiffany & Co.	5,600	297
Time Warner Inc.	9,100	191
U.S. Bancorp	5,100	168
United Parcel Service, Inc. Class B	5,010	366
United Technologies Corp.	10,000	709
Valero Energy Corp.	3,000	222
Verizon Communications, Inc.	4,812	198
Wachovia Corp.	6,985	358
Walgreen Co.	2,544	111
Wal-Mart Stores, Inc.	17,602	847
Walt Disney Co. (The)	9,262	316
Wells Fargo & Co.	12,964	456
Wyeth	15,628	896
XTO Energy, Inc.	1,584	95

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

GLOBAL EQUITY FUND June 30, 2007

Investments	Shares	U.S. $ Value (000)
United States (continued)
Yahoo! Inc.*	11,600	$315
Total		53,004
Total Common Stocks (cost $99,999,997)		116,526
	Principal Amount (000)
SHORT-TERM INVESTMENT 2.46%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 4.70% due 7/2/2007 with State Street Bank & Trust Co. collateralized by $2,470,000 of Federal National Mortgage Assoc. at 7.125% due 1/15/2030; value: $3,007,225; proceeds: $2,946,938 (cost $2,945,784)	$2,946	2,946
Total Investments in Securities 99.66% (cost $102,945,781)		119,472
Foreign Cash and Other Assets in Excess of Liabilities 0.34%		405
Net Assets 100.00%		$119,877

  ADR  American Depositary Receipt.

  GDR  Global Depositary Receipt.

  REIT  Real Estate Investment Trust.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

DEVELOPING LOCAL MARKETS FUND June 30, 2007

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 24.09%
ASSET-BACKED SECURITIES 5.09%
BMW Vehicle Owner Trust Series 2005-A Class A4	4.28%	2/25/2010	$1,200	$1,190,560
Daimler Chrysler Auto Trust Series 2005-B Class A4	4.20%	7/8/2010	825	815,085
Ford Credit Auto Owner Trust Series 2005-A Class A4	3.72%	10/15/2009	1,000	986,671
Total Asset-Backed Securities (cost $2,987,231)				2,992,316
CORPORATE BONDS 5.06%
Auto Loans 0.04%
General Motors Acceptance Corp. LLC	6.75%	12/1/2014	25	23,976
Banking 0.49%
Citigroup, Inc.	7.25%	10/1/2010	275	289,611
Electric-Integrated 0.26%
CenterPoint Energy, Inc.	7.25%	9/1/2010	145	151,528
Electronics 0.04%
Avnet, Inc.	6.625%	9/15/2016	25	25,375
Food-Wholesale 0.12%
Corn Products International, Inc.	8.45%	8/15/2009	65	68,386
Health Services 0.20%
UnitedHealth Group, Inc.	3.375%	8/15/2007	119	118,721
Investments & Miscellaneous Financial Services 1.01%
Goldman Sachs Group, Inc.	4.50%	6/15/2010	300	292,919
Verizon Global Funding Corp.	7.25%	12/1/2010	285	300,657
Total				593,576
Media-Broadcast 0.23%
Cox Communications, Inc.	7.75%	11/1/2010	125	133,033
Media-Cable 0.47%
Comcast Corp.	5.85%	1/15/2010	275	276,992

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Telecom-Integrated/Services 2.20%
British Telecom plc (United Kingdom)(a)	8.625%		12/15/2010	$275	$300,736
Deutsche Telekom International Finance B.V. (Netherlands)(a)	8.00%		6/15/2010	275	293,303
France Telecom S.A.(France)(a)	7.75%		3/1/2011	275	294,037
SBC Communications, Inc.	5.30%		11/15/2010	275	273,496
Telefonica Europe B.V. (Netherlands)(a)	7.75%		9/15/2010	125	132,604
Total					1,294,176
Total Corporate Bonds (cost $2,965,870)					2,975,374
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 4.90%
Federal Home Loan Mortgage Corp.	4.204	%#	1/1/2034	781	768,208
Federal Home Loan Mortgage Corp.	7.00%		2/1/2032	84	86,245
Federal National Mortgage Assoc.	3.499	%#	8/1/2033	223	221,541
Federal National Mortgage Assoc.	4.522	%#	7/1/2035	247	245,500
Federal National Mortgage Assoc.	5.399	%#	9/1/2036	197	196,319
Federal National Mortgage Assoc.	5.485	%#	4/1/2036	338	336,577
Federal National Mortgage Assoc.	5.518	%#	4/1/2036	165	164,394
Federal National Mortgage Assoc.	5.668	%#	8/1/2036	572	572,484
Federal National Mortgage Assoc.	5.966	%#	5/1/2036	288	290,763
Total Government Sponsored Enterprises Pass-Throughs (cost $2,887,451)					2,882,031
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.04%
Citigroup/Deutsche Bank Commercial Mortgage 2006-CD2 Class AAB	5.575	%#	1/15/2046	920	905,939
Credit Suisse Mortgage Capital Series 2005-C6 Class A1	4.938%		12/15/2040	875	868,028
Greenwich Capital Commercial Funding 2005-GG3 Class A2	4.305%		8/10/2042	530	516,646
JPMorgan Chase Commercial Series 2006-LDP6 Class ASB	5.49	%#	4/15/2043	990	977,614
LB-UBS Commercial Mortgage Trust Series 2004-C1 Class A1	2.964%		1/15/2029	1,431	1,394,980

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2007

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust Series 2005-LC1 Class ASB	5.282	%#	1/12/2044	$70	$68,750
Merrill Lynch Mortgage Trust Series 2006-C1 Class A2	5.798	%#	5/12/2039	580	581,948
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,301,492)					5,313,905
Total Long-Term Investments (cost $14,142,044)					14,163,626
SHORT-TERM INVESTMENT 66.60%
Repurchase Agreement
Repurchase Agreement dated 6/29/2007, 5.30% due 7/2/2007 with Nomura Securities collateralized by $39,515,000 of Federal Home Loan Bank at 5.00% due 9/12/2008: value: 40,008,059; proceeds: $39,173,294 (cost $39,156,000)				39,156	39,156,000
Total Investments in Securities 90.69% (cost $53,298,044)					53,319,626
Cash, Foreign Cash and Other Assets in Excess of Liabilities(b) 9.31%					5,475,739
Net Assets 100.00%					$58,795,365

  #  Variable rate security. The interest rate represents the rate at June 30, 2007.

  (a)  Foreign security traded in U.S. dollars.

  (b)  Other Assets in excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward currency exchange contracts, as follows:

Open Futures Contracts at June 30, 2007:
Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2007	79	Short	$(8,222,172)	$(2,709)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

DEVELOPING LOCAL MARKETS FUND June 30, 2007

Forward Foreign Currency Contracts Open as of June 30, 2007:
Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Argentine Peso	Buy	8/2/2007	1,850,000	$597,738	$596,529	$(1,209)
Argentine Peso	Buy	9/4/2007	1,850,000	596,197	595,284	(913)
Brazilian Real	Buy	8/13/2007	1,100,000	560,652	566,852	6,200
Brazilian Real	Buy	9/13/2007	1,100,000	558,943	564,817	5,874
Chilean Peso	Buy	9/4/2007	477,000,000	901,020	903,537	2,517
Chilean Peso	Buy	10/3/2007	529,000,000	999,056	1,001,808	2,752
Colombian Peso	Buy	8/6/2007	2,130,190,000	1,078,577	1,075,272	(3,305)
Czech Koruna	Buy	8/6/2007	18,079,500	850,200	853,216	3,016
Czech Koruna	Buy	9/4/2007	18,043,800	850,120	853,081	2,960
Czech Koruna	Buy	10/3/2007	51,000,000	2,414,773	2,414,727	(46)
Hong Kong Dollar	Buy	8/6/2007	10,047,200	1,287,162	1,286,169	(993)
Hong Kong Dollar	Buy	9/4/2007	14,036,400	1,799,677	1,798,107	(1,569)
Hungarian Forint	Buy	8/6/2007	312,290,000	1,699,158	1,706,707	7,548
Hungarian Forint	Buy	9/4/2007	297,000,000	1,622,862	1,620,241	(2,621)
Indian Rupee	Buy	8/6/2007	48,500,000	1,174,334	1,188,817	14,483
Indonesian Rupiah	Buy	8/2/2007	8,174,700,000	906,789	903,161	(3,628)
Indonesian Rupiah	Buy	9/4/2007	7,780,000,000	862,050	857,582	(4,468)
Israeli Shekel	Buy	9/4/2007	4,245,000	1,000,024	1,000,929	905
Israeli Shekel	Buy	10/3/2007	4,500,000	1,061,178	1,062,095	917
Japanese Yen	Sale	7/2/2007	701,788,022	5,690,373	5,702,093	(11,720)
Malaysian Ringgit	Buy	8/7/2007	2,545,500	750,000	738,773	(11,227)
Malaysian Ringgit	Buy	9/4/2007	3,600,000	1,043,630	1,046,161	2,532
Mexican Peso	Buy	8/6/2007	20,623,000	1,896,560	1,904,790	8,230
Mexican Peso	Buy	9/4/2007	20,695,000	1,900,036	1,908,255	8,220
Mexican Peso	Buy	10/3/2007	22,500,000	2,074,019	2,071,154	(2,865)
New Romanian Leu	Buy	9/4/2007	2,400,000	1,014,799	1,035,744	20,945
New Romanian Leu	Buy	10/3/2007	2,500,000	1,055,743	1,077,055	21,311
New Turkish Lira	Buy	8/6/2007	1,700,000	1,259,726	1,277,026	17,300
New Turkish Lira	Buy	9/4/2007	1,700,000	1,246,883	1,263,813	16,930
New Turkish Lira	Buy	10/3/2007	4,600,000	3,372,434	3,387,636	15,202
New Turkish Lira	Sale	10/3/2007	1,200,000	881,057	883,731	(2,674)
Peruvian New Sol	Buy	8/2/2007	3,175,000	1,003,794	1,004,055	261
Philippine Peso	Buy	8/2/2007	26,800,000	578,459	579,049	590
Polish Zloty	Buy	8/6/2007	4,264,800	1,514,758	1,531,766	17,009
Polish Zloty	Buy	9/4/2007	2,843,200	1,010,484	1,021,803	11,319
Polish Zloty	Buy	10/3/2007	7,600,000	2,726,555	2,732,514	5,959
Russian Ruble	Buy	8/13/2007	30,250,000	1,173,390	1,178,595	5,205
Singapore Dollar	Buy	8/3/2007	1,800,000	1,171,204	1,179,389	8,185
Singapore Dollar	Buy	9/4/2007	3,514,170	2,298,120	2,308,116	9,996
Singapore Dollar	Buy	10/3/2007	3,650,000	2,397,845	2,402,255	4,409
Slovakian Koruna	Buy	8/13/2007	21,400,000	849,982	862,915	12,933

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

DEVELOPING LOCAL MARKETS FUND June 30, 2007

Forward Foreign Currency Contracts	Transaction Type	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Slovakian Koruna	Buy	9/11/2007	21,300,000	$846,986	$859,709	$12,724
South African Rand	Buy	8/6/2007	6,129,435	850,366	863,084	12,718
South African Rand	Buy	9/4/2007	7,000,000	977,517	981,936	4,418
South African Rand	Buy	10/3/2007	8,000,000	1,112,842	1,118,047	5,205
Taiwan Dollar	Buy	8/2/2007	29,000,000	885,496	884,356	(1,140)
Taiwan Dollar	Buy	9/4/2007	28,000,000	857,055	856,180	(876)
Total Forward Foreign Currency Contracts				$63,260,623	$63,508,931	$219,519

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

June 30, 2007

	Global Equity Fund	Developing Local Markets Fund
ASSETS:
Investment in securities, at cost	$99,999,997	$14,142,044
Investment in securities, at value	$116,526,427	$14,163,626
Repurchase agreements, at cost and value	2,945,784	39,156,000
Cash	–	60,198
Foreign cash, at value (cost $423,649 and $59,178, respectively)	425,499	58,646
Deposits with brokers for futures collateral	–	40,000
Receivables:
Interest and dividends	329,821	233,124
Investment securities sold	709,480	13,523,414
Capital shares sold	241,449	96,643
From advisor (See Note 3)	6,465	91,097
Unrealized appreciation on forward foreign currency contracts	–	219,519
Prepaid expenses and other assets	25,127	50,224
Total assets	121,210,052	67,692,491
LIABILITIES:
Payables:
Investment securities purchased	801,165	8,425,549
Capital shares reacquired	251,523	110,991
Management fees	71,664	24,280
12b–1 distribution fees	52,371	29,997
Fund administration	3,838	1,950
Directors' fees	27,648	44,830
Variation margin on future contracts	–	2,709
Distributions payable	–	171,462
Accrued expenses and other liabilities	124,930	85,358
Total liabilities	1,333,139	8,897,126
NET ASSETS	$119,876,913	$58,795,365
COMPOSITION OF NET ASSETS:
Paid-in capital	$93,713,270	$66,327,455
Undistributed net investment income	328,854	562,314
Accumulated net realized gain (loss) on investments and foreign currency related transactions	9,303,947	(8,381,997)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	16,530,842	287,593
Net Assets	$119,876,913	$58,795,365
Net assets by class:
Class A Shares	$91,229,256	$48,281,523
Class B Shares	$12,727,119	$3,472,794
Class C Shares	$15,301,697	$6,080,741
Class P Shares	–	$8,779
Class Y Shares	$618,841	$951,528
Outstanding shares by class:
Class A Shares (430 million, and 415 million shares of common stock
authorized respectively, $.001 par value)	6,329,537	7,214,000
Class B Shares (15 million, and 30 million shares of common stock
authorized respectively, $.001 par value)	939,233	518,075
Class C Shares (20 million, and 20 million shares of common stock
authorized respectively, $.001 par value)	1,127,252	905,868
Class P Shares (20 million and 20 million shares of common stock
authorized respectively, $.001 par value)	–	1,316
Class Y Shares (15 million and 15 million shares of common stock
authorized respectively, $.001 par value)	42,792	142,121
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$14.41	$6.69
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 5.75% and 4.75%, respectively)	$15.29	$7.02
Class B Shares–Net asset value	$13.55	$6.70
Class C Shares–Net asset value	$13.57	$6.71
Class P Shares–Net asset value	–	$6.67
Class Y Shares–Net asset value	$14.46	$6.70

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended June 30, 2007

	Global Equity Fund	Developing Local Markets Fund
Investment income:
Dividends (net of foreign witholding taxes of $91,886)	$1,345,051	$–
Interest (net of foreign witholding taxes of $0 and $2,251, respectively)	75,528	1,233,492
Total investment income	1,420,579	1,233,492
Expenses:
Management fees	424,052	151,500
12b-1 distribution plan–Class A	151,287	86,291
12b-1 distribution plan–Class B	59,801	19,324
12b-1 distribution plan–Class C	70,303	32,354
12b-1 distribution plan–Class P	–	15
Shareholder servicing	166,495	70,063
Professional	23,987	112,182
Reports to shareholders	25,839	21,403
Fund administration	22,616	12,120
Custody	56,509	21,657
Directors' fees	1,638	924
Registration	28,861	28,148
Other	2,242	13,064
Gross expenses	1,033,630	569,045
Interest expense (See Note 2)	–	4,387
Expense reductions (See Note 7)	(1,831)	(1,070)
Expenses assumed by advisor (See Note 3)	(43,655)	(142,137)
Net expenses	988,144	430,225
Net investment income	432,435	803,267
Net realized and unrealized gain (loss):
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax)	7,290,636	380,820
Net change in unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	2,560,194	(1,297,722)
Net realized and unrealized gain (loss)	9,850,830	(916,902)
Net Increase (Decrease) in Net Assets Resulting From Operations	$10,283,265	$(113,635)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Global Equity Fund
INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$432,435	$212,791
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax)	7,290,636	10,002,322
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	2,560,194	5,744,858
Net increase in net assets resulting from operations	10,283,265	15,959,971
Distributions to shareholders from:
Net investment income
Class A	–	(254,181)
Class B	–	(10,226)
Class C	–	(10,477)
Class Y	–	(3,566)
Net realized gain
Class A	–	(7,029,455)
Class B	–	(1,008,862)
Class C	–	(1,109,269)
Class Y	–	(48,203)
Total distributions to shareholders	–	(9,474,239)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	12,330,242	22,240,447
Reinvestment of distributions	–	9,138,075
Cost of shares reacquired	(10,568,710)	(16,372,397)
Net increase in net assets resulting from capital share transactions	1,761,532	15,006,125
Net increase in net assets	12,044,797	21,491,857
NET ASSETS:
Beginning of period	$107,832,116	$86,340,259
End of period	$119,876,913	$107,832,116
Undistributed (distributions in excess of) net investment income	$328,854	$(103,581)

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Developing Local Markets Fund
DECREASE IN NET ASSETS	For the Six Months Ended June 30, 2007 (unaudited)	For the Year Ended December 31, 2006
Operations:
Net investment income	$803,267	$1,599,187
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax)	380,820	345,362
Net change in unrealized appreciation (depreciation) on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(1,297,722)	1,192,278
Net increase (decrease) in net assets resulting from operations	(113,635)	3,136,827
Distributions to shareholders from:
Net investment income
Class A	(1,040,071)	(2,256,611)
Class B	(68,198)	(170,118)
Class C	(114,854)	(265,929)
Class P	(133)	(92)
Class Y	(21,612)	(38,156)
Total distributions to shareholders	(1,244,868)	(2,730,906)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	6,353,337	13,819,339
Reinvestment of distributions	1,028,113	2,239,902
Cost of shares reacquired	(9,460,771)	(18,713,213)
Net decrease in net assets resulting from capital share transactions	(2,079,321)	(2,653,972)
Net decrease in net assets	(3,437,824)	(2,248,051)
NET ASSETS:
Beginning of period	$62,233,189	$64,481,240
End of period	$58,795,365	$62,233,189
Undistributed net investment income	$562,314	$1,003,915

See Notes to Financial Statements.

Statement of Cash Flows (unaudited)

For the Six Months Ended June 30, 2007

DECREASE IN CASH	Developing Local Markets Fund
Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$(113,635)
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(104,629,091)
Proceeds from disposition of long-term portfolio
investments and principal paydowns	152,584,663
Sales of short-term portfolio investments, net	(36,120,269)
Proceeds received from foreign currency transactions	(43,665)
Decrease in interest receivable	506,764
Increase in receivable for investments sold	(13,430,703)
Increase in receivable from advisor	(87,190)
Increase in prepaid expenses and other assets	(27,496)
Increase in variation margin payable and payments for futures variation margin	2,709
Increase in payable for investments purchased	2,045,083
Decrease in management fee payable	(1,889)
Decrease in 12b-1 distribution fee payable	(2,508)
Decrease in fund administration fee payable	(151)
Increase in directors' fee payable	(10,985)
Increase in accrued expenses and other liabilities	506
Net amortization on investments	92,317
Unrealized depreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies	1,295,013
Net realized gain on investments, futures contracts, and foreign currency related transactions	(380,820)
Net cash provided by operating activities	1,678,653
Cash flows used for financing activities*:
Proceeds from shares sold	6,354,858
Payment on shares redeemed	(9,485,754)
Cash dividends paid	(224,926)
Purchase of mortgage dollar roll transactions	(38,827,934)
Proceeds from sales of mortgage dollar roll transactions	38,839,625
Net cash used for financing activities	(3,344,131)
Net decrease in cash	(1,665,478)
Cash at beginning of period	1,824,322
Cash at end of period	$158,844

* Non cash financing activities not included herein consist of reinvestment of distributions of $1,028,113.

See Notes to Financial Statements.

Financial Highlights

GLOBAL EQUITY FUND

	Class A Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$13.17		$12.23	$11.75	$10.51	$8.33	$10.02
Investment operations:
Net investment income (loss)(a)	.06		.05	.05	(.01)	.04	.03
Net realized and unrealized gain (loss)	1.18		2.13	.91	1.27	2.16	(1.69)
Total from investment operations	1.24		2.18	.96	1.26	2.20	(1.66)
Distributions to shareholders from:
Net investment income	–		(.04)	(.05)	(.02)	(.02)	(.03)
Net realized gain	–		(1.20)	(.43)	–	–	–
Total distributions	–		(1.24)	(.48)	(.02)	(.02)	(.03)
Net asset value, end of period	$14.41		$13.17	$12.23	$11.75	$10.51	$8.33
Total Return(b)	9.42	%(c)	18.12%	8.21%	11.99%	26.38%	(16.58)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.79	%(c)	1.60%	1.60%	2.05%	1.95%	2.29%
Expenses, excluding expense reductions and including expenses assumed	.79	%(c)	1.60%	1.60%	2.05%	1.95%	2.29%
Expenses, excluding expense reductions and expenses assumed	.83	%(c)	1.83%	1.94%	2.05%	1.95%	2.29%
Net investment income (loss)	.45	%(c)	.36%	.43%	(.11)%	.45%	.30%
Supplemental Data:
Net assets, end of period (000)	$91,229		$83,067	$67,807	$59,915	$52,828	$37,555
Portfolio turnover rate	42.20	%(c)	95.23%	97.65%	170.93%	56.26%	43.52%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL EQUITY FUND

	Class B Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.42		$11.65	$11.24	$10.10	$8.04	$9.70
Investment operations:
Net investment income (loss)(a)	.02		(.04)	(.02)	(.08)	(.02)	(.03)
Net realized and unrealized gain (loss)	1.11		2.02	.86	1.22	2.08	(1.63)
Total from investment operations	1.13		1.98	.84	1.14	2.06	(1.66)
Distributions to shareholders from:
Net investment income	–		(.01)	–	–	–	–
Net realized gain	–		(1.20)	(.43)	–	–	–
Total distributions	–		(1.21)	(.43)	–	–	–
Net asset value, end of period	$13.55		$12.42	$11.65	$11.24	$10.10	$8.04
Total Return(b)	9.10	%(c)	17.28%	7.52%	11.29%	25.62%	(17.11)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.12	%(c)	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and including expenses assumed	1.12	%(c)	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and expenses assumed	1.15	%(c)	2.48%	2.58%	2.69%	2.61%	2.92%
Net investment income (loss)	.13	%(c)	(.29)%	(.22)%	(.75)%	(.21)%	(.33)%
Supplemental Data:
Net assets, end of period (000)	$12,727		$11,502	$9,064	$7,818	$6,033	$4,208
Portfolio turnover rate	42.20	%(c)	95.23%	97.65%	170.93%	56.26%	43.52%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL EQUITY FUND

	Class C Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004	2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$12.44		$11.67	$11.25	$10.11	$8.06	$9.73
Investment operations:
Net investment income (loss)(a)	.02		(.04)	(.02)	(.08)	(.02)	(.03)
Net realized and unrealized gain (loss)	1.11		2.02	.87	1.22	2.07	(1.64)
Total from investment operations	1.13		1.98	.85	1.14	2.05	(1.67)
Distributions to shareholders from:
Net investment income	–		(.01)	–	–	–	–
Net realized gain	–		(1.20)	(.43)	–	–	–
Total distributions	–		(1.21)	(.43)	–	–	–
Net asset value, end of period	$13.57		$12.44	$11.67	$11.25	$10.11	$8.06
Total Return(b)	9.08	%(c)	17.25%	7.61%	11.28%	25.59%	(17.16)%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	1.12	%(c)	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and including expenses assumed	1.12	%(c)	2.25%	2.25%	2.69%	2.61%	2.92%
Expenses, excluding expense reductions and expenses assumed	1.15	%(c)	2.48%	2.58%	2.69%	2.61%	2.92%
Net investment income (loss)	.14	%(c)	(.30)%	(.22)%	(.75)%	(.29)%	(.33)%
Supplemental Data:
Net assets, end of period (000)	$15,302		$12,681	$8,991	$7,158	$4,111	$2,406
Portfolio turnover rate	42.20	%(c)	95.23%	97.65%	170.93%	56.26%	43.52%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL EQUITY FUND

	Class Y Shares
	Six Months Ended 6/30/2007		Year Ended 12/31		10/19/2004(a) to
	(unaudited)		2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$13.19		$12.25	$11.76	$10.54
Investment operations:
Net investment income(b)	.09		.09	.09	–	(e)
Net realized and unrealized gain	1.18		2.14	.92	1.22
Total from investment operations	1.27		2.23	1.01	1.22
Distributions to shareholders from:
Net investment income	–		(.09)	(.09)	–
Net realized gain	–		(1.20)	(.43)	–
Total distributions	–		(1.29)	(.52)	–
Net asset value, end of period	$14.46		$13.19	$12.25	$11.76
Total Return(c)	9.63	%(d)	18.46%	8.64%	11.57	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses assumed	.62	%(d)	1.25%	1.25%	.33	%(d)
Expenses, excluding expense reductions and including expenses assumed	.62	%(d)	1.25%	1.25%	.33	%(d)
Expenses, excluding expense reductions and expenses assumed	.66	%(d)	1.48%	1.58%	.33	%(d)
Net investment income	.62	%(d)	.70%	.77%	.02	%(d)
Supplemental Data:
Net assets, end of period (000)	$619		$582	$478	$460
Portfolio turnover rate	42.20	%(d)	95.23%	97.65%	170.93	%(d)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Amount is less than $.01.

See Notes to Financial Statements.

Financial Highlights

DEVELOPING LOCAL MARKETS FUND

	Class A Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$6.84		$6.80	$7.66	$7.43		$6.91	$6.35
Investment operations:
Net investment income(a)	.09	(d)	.18	.17	.17	(d)	.18	.20
Net realized and unrealized gain (loss)	(.10)		.17	(.59)	.43		.68	.72
Total from investment operations	(.01)		.35	(.42)	.60		.86	.92
Distributions to shareholders from:
Net investment income	(.14)		(.31)	(.44)	(.37)		(.34)	(.25)
Paid-in capital	-		-	-	-		-	(.11)
Total distributions	(.14)		(.31)	(.44)	(.37)		(.34)	(.36)
Net asset value, end of period	$6.69		$6.84	$6.80	$7.66		$7.43	$6.91
Total Return(b)	(.13	)%(c)	5.22%	(5.61)%	8.40%		12.79%	14.90%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.65	%(c)(e)	1.30%	1.30%	1.40	%(e)	1.35%	1.44%
Expenses, excluding expense reductions and including expenses assumed	.65	%(c)	1.30%	1.30%	1.40%		1.35%	1.44%
Expenses, excluding expense reductions and expenses assumed	.89	%(c)	1.43%	1.38%	1.40%		1.35%	1.44%
Net investment income	1.37	%(c)	2.70%	2.36%	2.33%		2.43%	3.09%
Supplemental Data:
Net assets, end of period (000)	$48,282		$50,398	$52,275	$55,821		$56,386	$55,419
Portfolio turnover rate	184.76	%(c)	271.35%	194.12%	260.11%		239.18%	216.16%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest expense is less than $.01.

(e) Interest expense is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class B Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$6.85		$6.80	$7.67	$7.45		$6.92	$6.37
Investment operations:
Net investment income(a)	.07	(d)	.14	.12	.12	(d)	.13	.16
Net realized and unrealized gain (loss)	(.10)		.17	(.60)	.43		.70	.71
Total from investment operations	(.03)		.31	(.48)	.55		.83	.87
Distributions to shareholders from:
Net investment income	(.12)		(.26)	(.39)	(.33)		(.30)	(.22)
Paid-in capital	-		-	-	-		-	(.10)
Total distributions	(.12)		(.26)	(.39)	(.33)		(.30)	(.32)
Net asset value, end of period	$6.70		$6.85	$6.80	$7.67		$7.45	$6.92
Total Return(b)	(.47	)%(c)	4.67%	(6.34)%	7.58%		12.22%	14.04%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.97	%(c)(e)	1.95%	1.95%	2.04	%(e)	1.99%	2.06%
Expenses, excluding expense reductions and including expenses assumed	.97	%(c)	1.95%	1.95%	2.04%		1.99%	2.06%
Expenses, excluding expense reductions and expenses assumed	1.20	%(c)	2.08%	2.03%	2.04%		1.99%	2.06%
Net investment income	1.05	%(c)	2.05%	1.71%	1.69%		1.79%	2.42%
Supplemental Data:
Net assets, end of period (000)	$3,473		$4,184	$4,636	$5,291		$3,719	$2,842
Portfolio turnover rate	184.76	%(c)	271.35%	194.12%	260.11%		239.18%	216.16%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest expense is less than $.01.

(e) Interest expense is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class C Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$6.86		$6.81	$7.67	$7.45		$6.92	$6.37
Investment operations:
Net investment income(a)	.07	(d)	.14	.12	.12	(d)	.13	.17
Net realized and unrealized gain (loss)	(.10)		.17	(.59)	.43		.70	.71
Total from investment operations	(.03)		.31	(.47)	.55		.83	.88
Distributions to shareholders from:
Net investment income	(.12)		(.26)	(.39)	(.33)		(.30)	(.23)
Paid-in capital	–		–	–	–		–	(.10)
Total distributions	(.12)		(.26)	(.39)	(.33)		(.30)	(.33)
Net asset value, end of period	$6.71		$6.86	$6.81	$7.67		$7.45	$6.92
Total Return(b)	(.45	)%(c)	4.66%	(6.20)%	7.59%		12.29%	14.19%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.97	%(c)(e)	1.95%	1.95%	2.04	%(e)	1.99%	1.94%
Expenses, excluding expense reductions and including expenses assumed	.97	%(c)	1.95%	1.95%	2.04%		1.99%	1.94%
Expenses, excluding expense reductions and expenses assumed	1.20	%(c)	2.08%	2.02%	2.04%		1.99%	1.94%
Net investment income	1.05	%(c)	2.05%	1.70%	1.69%		1.79%	2.56%
Supplemental Data:
Net assets, end of period (000)	$6,081		$6,608	$7,004	$6,235		$5,212	$2,989
Portfolio turnover rate	184.76	%(c)	271.35%	194.12%	260.11%		239.18%	216.16%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest expense is less than $.01.

(e) Interest expense is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

DEVELOPING LOCAL MARKETS FUND

	Class P Shares
	Six Months Ended 6/30/2007		Year Ended 12/31
	(unaudited)		2006	2005	2004		2003	2002
Per Share Operating Performance
Net asset value, beginning of period	$6.82		$6.77	$7.59	$7.39		$6.87	$6.32
Investment operations:
Net investment income(a)	.09	(d)	.18	.16	.16	(d)	.17	.20
Net realized and unrealized gain (loss)	(.10)		.17	(.58)	.36		.69	.71
Total from investment operations	(.01)		.35	(.42)	.52		.86	.91
Distributions to shareholders from:
Net investment income	(.14)		(.30)	(.40)	(.32)		(.34)	(.25)
Paid-in capital	–		–	–	–		–	(.11)
Total distributions	(.14)		(.30)	(.40)	(.32)		(.34)	(.36)
Net asset value, end of period	$6.67		$6.82	$6.77	$7.59		$7.39	$6.87
Total Return(b)	(.16	)%(c)	5.34%	(5.60)%	7.34%		12.78%	14.82%
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.69	%(c)(e)	1.22%	1.38%	1.49	%(e)	1.44%	1.51%
Expenses, excluding expense reductions and including expenses assumed	.69	%(c)	1.22%	1.38%	1.49%		1.44%	1.51%
Expenses, excluding expense reductions and expenses assumed	.99	%(c)	1.50%	1.39%	1.49%		1.44%	1.51%
Net investment income	1.33	%(c)	2.60%	2.20%	2.24%		2.34%	2.96%
Supplemental Data:
Net assets, end of period (000)	$9		$2	$2	$2		$1,904	$1,082
Portfolio turnover rate	184.76	%(c)	271.35%	194.12%	260.11%		239.18%	216.16%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

(d) Interest expense is less than $.01.

(e) Interest expense is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

DEVELOPING LOCAL MARKETS FUND

	Class Y Shares
	Six Months Ended 6/30/2007		Year Ended 12/31		10/19/2004(a) to
	(unaudited)		2006	2005	12/31/2004
Per Share Operating Performance
Net asset value, beginning of period	$6.85		$6.80	$7.66	$7.38
Investment operations
Net investment income(b)	.10	(e)	.21	.20	.04	(e)
Net realized and unrealized gain (loss)	(.10)		.17	(.60)	.37
Total from investment operations	–		.38	(.40)	.41
Distributions to shareholders from:
Net investment income	(.15)		(.33)	(.46)	(.13)
Net asset value, end of period	$6.70		$6.85	$6.80	$7.66
Total Return(c)	.05	%(d)	5.75%	(5.28)%	5.79	%(d)
Ratios to Average Net Assets:
Expenses, excluding interest expense, including expense reductions and expenses assumed	.47	%(d)(f)	.95%	.95%	.21	%(d)(f)
Expenses, excluding expense reductions and including expenses assumed	.47	%(d)	.95%	.95%	.21	%(d)
Expenses, excluding expense reductions and expenses assumed	.72	%(d)	1.08%	1.03%	.21	%(d)
Net investment income	1.54	%(d)	3.03%	2.71%	.57	%(d)
Supplemental Data:
Net assets, end of period (000)	$952		$1,041	$564	$577
Portfolio turnover rate	184.76	%(d)	271.35%	194.12%	260.11	%(d)

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

(e) Interest expense is less than $.01.

(f) Interest expense is less than .01%.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the "Funds") and their respective classes: Equity Series (the "Global Equity Fund"), Classes A, B, C, P, and Y shares; and Lord Abbett Developing Local Markets Fund (the "Developing Local Markets Fund"; formerly named the "Global Income Fund"), Classes A, B, C, P, and Y shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act and the Developing Local Markets Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Developing Local Markets Fund's investment objective is to seek high total return. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 12 months following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/deal supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (unaudited)(continued)

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, and P shares bear their class specific share of all expenses and fees relating to the Funds' 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments and foreign currency related transactions on each Fund's Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Forward Foreign Currency Exchange Contracts–The Developing Local Markets Fund may invest substantially in forward foreign currency contracts or other derivatives, such as options, futures contracts, and swap agreements. U.S. fixed income instruments are used to "cover" the Developing Local Markets Fund's net exposure under forward contracts and other instruments that provide investment exposure to the currencies of developing markets. The Global Equity Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Forward contracts may also be structured for cash settlement, rather than physical delivery. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund's Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts

Notes to Financial Statements (unaudited)(continued)

is included in Net realized gain on investments and foreign currency related transactions on the Statement of Operations.

(h)  Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called "initial margin." Subsequent payments called "variation margin" are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of June 30, 2007, only Developing Local Markets Fund had open futures contracts.

(i)  Mortgage Dollar Rolls–Developing Local Markets Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price. For the six months ended June 30, 2007, the Fund had average mortgage dollar rolls outstanding of approximately $7,540,216.

(j)  When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(k)  TBA Sale Commitments–Developing Local Markets Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA

Notes to Financial Statements (unaudited)(continued)

sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(l)  Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(m)  Reverse Repurchase Agreements–Developing Local Markets Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and agrees to repurchase the same security at an agreed-upon later date at an agreed-upon price. The interest payments associated with such transactions are included in interest expense in the Statement of Operations. Reverse repurchase agreements expose a Fund to credit risk, but this risk is reduced because each Fund maintains collateral equal to at least 100% of the market value of the securities sold. As of June 30, 2007 Developing Local Markets Fund did not have an open reverse repurchase agreements.

The average balance of reverse repurchase agreements outstanding and the weighted-average interest rate during the six months ended June 30, 2007, is as follows:

	Weighted Average Daily Balance	Weighted Average Interest Rate
Developing Local Markets Fund	$193,394	4.51%

The maximum balance of reverse repurchase agreements outstanding during the six months ended June 30, 2007 was $3,899,520 which was 6.38% of the average daily net assets of Developing Local Markets Fund.

(n)  Short Sales–Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fees

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies each Fund with investment management services and executive

Notes to Financial Statements (unaudited)(continued)

and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund's investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

Global Equity Fund:
First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%
Developing Local Markets Fund:
First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2007, the effective management fee paid to Lord Abbett was at the following annualized rates:

Management Fees
Global Equity Fund	.75%
Developing Local Markets Fund	.50%

For the period January 1, 2007 through April 30, 2008 Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total annual operating expenses (excluding interest expense) do not exceed the following annual rates:

Global Equity Fund

Class	% of Average Daily Net Assets
A	1.60%
B	2.25%
C	2.25%
Y	1.25%

Developing Local Markets Fund

Class	% of Average Daily Net Assets
A	1.30%
B	1.95%
C	1.95%
P	1.40%
Y	.95%

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C and P shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class P(1)
Service	.25%	.25%	.25%	.20%
Distribution	.10%	.75%	.75%	.25%

* The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating NASD sales charge limitations.

(1) Developing Local Markets Fund only.

Class Y does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2007:

	Distributor Commissions	Dealers' Concessions
Global Equity Fund	$25,504	$134,161
Developing Local Markets Fund	12,042	60,145

Distributor received the following amount of CDSCs for the six months ended June 30, 2007:

	Class A	Class C
Global Equity Fund	$–	$553
Developing Local Markets Fund	–	3

Two Directors and certain of the Funds' officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid semiannually for Global Equity Fund, and declared daily and paid monthly for Developing Local Markets Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2007 and year ended December 30, 2006 were as follows:

	Global Equity Fund		Developing Local Markets Fund
	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006	Six Months Ended 6/30/2007 (unaudited)	Year Ended 12/31/2006
Distributions paid from:
Ordinary income	$–	$4,483,162	$1,244,868	$2,730,906
Net long-term capital gains	–	4,991,077	–	–
Total distributions paid	$–	$9,474,239	$1,244,868	$2,730,906

As of the fiscal year ended December 31, 2006, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2007	2008	2010	2014	Total
Developing Local Markets Fund	$1,473,226	$2,677,712	$3,056,190	$1,173,526	$8,380,654

As of June 30, 2007, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	Global Equity Fund	Developing Local Markets Fund
Tax cost	$103,225,331	$53,672,229
Gross unrealized gain	17,255,663	42,503
Gross unrealized loss	(1,008,783)	(395,106)
Net unrealized security gain (loss)	$16,246,880	$(352,603)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the treatment of amortization, wash sales, and certain foreign securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2007 are as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Global Equity Fund	$–	$48,583,550	$–	$46,621,799
Developing Local Markets Fund	62,198,450	42,428,070	78,513,353	73,233,319

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Company's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer

Notes to Financial Statements (unaudited)(continued)

receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Company has entered into arrangements with the Funds' transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8. LINE OF CREDIT

Global Equity Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .08%. As of June 30, 2007, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2007.

9. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations. With respect to foreign currency transactions in which the Fund may engage, there is no guarantee that these transactions will be successful. They may lower the Fund's return or result in significant losses.

Notes to Financial Statements (unaudited)(continued)

Developing Local Markets Fund is subject to currency risk, the risks of investing in foreign securities in foreign markets, the risks of investing in derivatives, liquidity risk, the risks from leverage, interest rate risk, credit risk and the risk of changes in tax treatment.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Developing Local Markets Fund's use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund's returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Developing Local Markets Fund and denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, be especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower the Developing Local Markets Fund's returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in the Developing Local Markets Fund by magnifying the effect of changes in the value of the Fund's holdings. The use of leverage may cause investors in the Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Developing Local Markets Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Developing Local Markets Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or "junk bonds") may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Developing Local Markets Fund, a risk that is greater with junk bonds.

The Developing Local Markets Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund's foreign currency gains as nonqualifying income.

These factors can affect each Fund's performance.

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

GLOBAL EQUITY FUND

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	560,642	$7,673,753	1,081,036	$14,129,117
Converted from Class B**	19,287	265,211	32,873	420,589
Reinvestment of distributions	–	–	541,251	7,067,107
Shares reacquired	(559,837)	(7,694,082)	(888,030)	(11,626,679)
Increase	20,092	$244,882	767,130	$9,990,134
Class B Shares*
Shares sold	120,569	$1,555,029	277,264	$3,439,964
Reinvestment of distributions	–	–	78,319	965,721
Shares reacquired	(87,153)	(1,124,461)	(172,804)	(2,148,048)
Converted to Class A**	(20,480)	(265,211)	(34,607)	(420,589)
Increase	12,936	$165,357	148,172	$1,837,048
Class C Shares
Shares sold	238,405	$3,072,417	368,984	$4,583,770
Reinvestment of distributions	–	–	85,286	1,053,482
Shares reacquired	(130,647)	(1,700,438)	(205,409)	(2,528,410)
Increase	107,758	$1,371,979	248,861	$3,108,842
Class Y Shares
Shares sold	2,144	$29,043	6,548	$87,596
Reinvestment of distributions	–	–	3,955	51,765
Shares reacquired	(3,509)	(49,729)	(5,407)	(69,260)
Increase (decrease)	(1,365)	$(20,686)	5,096	$70,101

* Amounts for the year ended December 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

Notes to Financial Statements (unaudited)(concluded)

DEVELOPING LOCAL MARKETS FUND

	Six Months Ended June 30, 2007 (unaudited)		Year Ended December 31, 2006
Class A Shares*	Shares	Amount	Shares	Amount
Shares sold	725,329	$4,937,407	1,384,169	$9,440,726
Converted from Class B**	37,771	256,503	12,784	87,022
Reinvestment of distributions	127,764	870,052	275,165	1,878,649
Shares reacquired	(1,039,775)	(7,060,848)	(2,001,261)	(13,619,285)
Decrease	(148,911)	$(996,886)	(329,143)	$(2,212,888)
Class B Shares*
Shares sold	53,539	$364,323	186,956	$1,276,467
Reinvestment of distributions	7,862	53,617	18,847	128,814
Shares reacquired	(116,097)	(792,679)	(263,987)	(1,793,684)
Converted to Class A**	(37,716)	(256,503)	(12,770)	(87,022)
Decrease	(92,412)	$(631,242)	(70,954)	$(475,425)
Class C Shares
Shares sold	149,425	$1,019,391	389,363	$2,664,042
Reinvestment of distributions	12,138	82,894	28,634	195,916
Shares reacquired	(218,264)	(1,492,462)	(484,564)	(3,295,752)
Decrease	(56,701)	$(390,177)	(66,567)	$(435,794)
Class P Shares
Shares sold	992	$6,774	73	$497
Reinvestment of distributions	– (a)	1	– (a)	2
Shares reacquired	(22)	(147)	(15)	(101)
Increase	970	$6,628	58	$398
Class Y Shares
Shares sold	3,906	$25,442	64,192	$437,607
Reinvestment of distributions	3,163	21,549	5,342	36,521
Shares reacquired	(16,796)	(114,635)	(643)	(4,391)
Increase (decrease)	(9,727)	$(67,644)	68,891	$469,737

* Amounts for the year ended December 31, 2006 have been reclassified to conform with current presentation.

** Automatic conversion of Class B shares occurs approximately eight years after the initial purchase date.

(a) Amount is less than 1 share.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective June 29, 2007, the Fund has adopted FIN 48. Management has determined that FIN 48 did not have a material impact on the Funds' financial statements for the six months ended June 30, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on each Fund's financial statement disclosures.

Supplemental Proxy Information (unaudited)

A special meeting of the shareholders of the Developing Local Markets Fund (the "Fund") was held on May 21, 2007. The meeting was held for the purpose of approving the proposal to change the Fund's investment objective. With a change in the Fund's investment objective, the Fund would be permitted to primarily invest in instruments that provide investment exposure to the currencies of, and in fixed income instruments denominated in the currencies of, developing markets.

The results of the proxy solicitation on the preceding matter were as follows:

Matter	Votes For	Votes Against	Abstentions
Proposal 1 – Proposal to change the Fund's investment objective	4,482,193.752	364,970.839	146,982.052

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund's Prospectuses, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Record

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

LAGF-3-0607

(8/07)

Lord Abbett Global Fund, Inc.

Equity Series

Lord Abbett Developing Local Markets Fund

This report, when not used for the general information
of shareholders of the Fund, is to be distributed only if
preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company

Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 20, 2007